Derivatives (Notional Volumes of Outstanding HFT Derivatives) (Details) MWh in Millions, MMBTU in Millions, $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($) MMBTU MWh
Foreign Exchange Option [Member] | 2019 [Member}
Derivative [Line Items]
Derivative, Notional Amount | $	$ 0
Foreign Exchange Option [Member] | 2020 [Member]
Derivative [Line Items]
Derivative, Notional Amount | $	0
Foreign Exchange Option [Member] | 2021 [Member]
Derivative [Line Items]
Derivative, Notional Amount | $	0
Foreign Exchange Option [Member] | 2022 [Member]
Derivative [Line Items]
Derivative, Notional Amount | $	0
Foreign Exchange Option [Member] | 2023 [Member]
Derivative [Line Items]
Derivative, Notional Amount | $	$ 0
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Natural Gas [Member] | Sales [Member] | 2019 [Member}
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	247
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Natural Gas [Member] | Sales [Member] | 2020 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	42
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Natural Gas [Member] | Sales [Member] | 2021 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	9
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Natural Gas [Member] | Sales [Member] | 2022 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	2
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Natural Gas [Member] | Sales [Member] | 2023 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	0
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Natural Gas [Member] | Cost of Sales [Member] | 2019 [Member}
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	308
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Natural Gas [Member] | Cost of Sales [Member] | 2020 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	108
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Natural Gas [Member] | Cost of Sales [Member] | 2021 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	71
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Natural Gas [Member] | Cost of Sales [Member] | 2022 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	50
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Natural Gas [Member] | Cost of Sales [Member] | 2023 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	41
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Power [Member] | Sales [Member] | 2019 [Member}
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MWh	5
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Power [Member] | Sales [Member] | 2020 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MWh	0
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Power [Member] | Sales [Member] | 2021 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MWh	0
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Power [Member] | Sales [Member] | 2022 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MWh	0
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Power [Member] | Sales [Member] | 2023 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MWh	0
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Power [Member] | Cost of Sales [Member] | 2019 [Member}
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MWh	6
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Power [Member] | Cost of Sales [Member] | 2020 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MWh	0
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Power [Member] | Cost of Sales [Member] | 2021 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MWh	0
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Power [Member] | Cost of Sales [Member] | 2022 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MWh	0
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Power [Member] | Cost of Sales [Member] | 2023 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MWh	0